Segment and geographical information - Sale by Geographic Area (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	$ 2,082	$ 2,074	$ 6,179	$ 6,161	$ 8,197	$ 8,130	$ 8,171
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales					4,603	4,450	4,392
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales					$ 3,594	$ 3,680	$ 3,779